Management and Director Compensation (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Management And Director Compensation
Officers cash compensation	$ 245,000	$ 362,500	$ 1,290,000	$ 770,095
Directors cash compensation	$ 100,000	$ 100,000	$ 300,000	$ 200,000